DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule of Discontinued Operations
The following table summarizes the Company's financial results from discontinued operations:

For the years ended December 31
(Cdn$ millions)	2024	2023
REVENUE AND OTHER INCOME
Oil and gas sales	—	612.9
Royalties	—	(155.9)
Oil and gas revenue	—	457.0
Commodity derivative losses	—	(23.4)
Other loss	(11.1)	(2.2)
	(11.1)	431.4
EXPENSES
Operating	—	80.0
Transportation	—	12.2
General and administrative	—	12.7
Foreign exchange gain	(0.5)	(621.7)
Share-based compensation	—	(0.4)
Depletion, depreciation and amortization	—	170.3
Impairment	—	728.4
Accretion and financing	—	0.4
	(0.5)	381.9
Net income (loss) before tax from discontinued operations	(10.6)	49.5

Tax expense
Current	—	—
Deferred	—	278.6
Net income (loss) from discontinued operations	(10.6)	(229.1)
The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

For the years ended December 31
(Cdn$ millions)	2024	2023
Cash provided by (used in) discontinued operations
Operating activities	—	399.0
Investing activities	(11.1)	177.3
Increase (decrease) in cash from discontinued operations	(11.1)	576.3